SHARE CAPITAL AND OTHER RESERVES - Information about share options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	3,463,333	1,093,333	716,663	716,663
Share options outstanding, Weighted average years to expiry	4 years 11 months 4 days
Share options exercisable, Number of share options exercisable | shares	978,330
Share options exercisable, Weighted average exercise price	$ 1.79
Total share-based compensation expense | $	$ 515,133	$ 157,043
Total share-based compensation expense, expensed in the statement of loss | $	481,394	162,628	$ 0
Total share-based compensation expense, capitalized to E&E assets | $	68,062	26,173	0
Share options
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $	$ 447,071	$ 130,870	$ 0
Exercise price range $0.50 - $1.00
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	2,830,003
Share options outstanding, Weighted average years to expiry	4 years 7 months 24 days
Share options exercisable, Number of share options exercisable | shares	345,000
Share options exercisable, Weighted average exercise price	$ 0.92
Exercise price range $0.50 - $1.00 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise price	0.50
Exercise price range $0.50 - $1.00 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise price	$ 1.00
Exercise price range $2.01 - $2.50
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	633,330
Share options outstanding, Weighted average years to expiry	6 years 2 months 12 days
Share options exercisable, Number of share options exercisable | shares	633,330
Share options exercisable, Weighted average exercise price	$ 2.27
Exercise price range $2.01 - $2.50 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise price	2.01
Exercise price range $2.01 - $2.50 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise price	$ 2.50